Earnings Per Share (Tables)	12 Months Ended
Jan. 02, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share:

	Fiscal Year
(In millions, except per share data)	2015	2014	2013
Numerator:
Net earnings attributable to Wolverine World Wide, Inc.	$122.8	$133.1	$100.4
Adjustment for earnings allocated to nonvested restricted common stock	(2.8)	(2.9)	(2.3)
Net earnings used to calculate basic earnings per share	120.0	130.2	98.1
Adjustment for earnings reallocated to nonvested restricted common stock	0.1	0.1	0.1
Net earnings used to calculate diluted earnings per share	$120.1	$130.3	$98.2
Denominator:
Weighted average shares outstanding	102.0	101.4	100.2
Adjustment for nonvested restricted common stock	(3.4)	(3.2)	(3.3)
Shares used to calculate basic earnings per share	98.6	98.2	96.9
Effect of dilutive stock options	1.4	1.9	2.0
Shares used to calculate diluted earnings per share	100.0	100.1	98.9
Net earnings per share:
Basic	$1.22	$1.33	$1.01
Diluted	$1.20	$1.30	$0.99